TAXES ON INCOME (Schedule of Reconciliation of Theoretical Provision For Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 62,041	$ 23,625	$ 9,799
Theoretical tax expenses at the statutory rate of InMode	23.00%	23.00%	24.00%
Theoretical tax benefit	$ 14,270	$ 5,434	$ 2,352
Increase (decrease) in taxes on income due to:
Benefits to the Benefited Enterprise	(13,844)	(5,162)	(2,256)
Different effective tax rates applicable to the subsidiaries	49	53	87
Changes in tax rate in the United States			406
Valuation allowance	60	91	119
Uncertain tax position	723	771
Non-deductible expenses and other permanent differences, mainly share based compensation expenses	(437)	73	247
Previous year	62		25
Total taxes on income	$ 883	$ 1,260	$ 980